Condensed Consolidated Statements of Operations (Parenthetical)				9 Months Ended	12 Months Ended
	Aug. 26, 2016	Apr. 01, 2016	Jun. 17, 2015	Sep. 30, 2016	Dec. 30, 2015
Reverse split	1-for-1,000	1-for-100 reverse stock split	1-for-100 reverse split	100-for-1
October 27, 2016 [Member]
Reverse split				1-for-10 reverse split	1-for-10 reverse split